Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets
Schedule of intangible assets

Service
As of December 31, 2025 and June 30, 2026	agreement
Cost	182,348
Accumulated depreciation	(182,348)
Net book value	—